INVESTMENT IN JOINT VENTURE - Summary of Changes to Investments in Joint Ventures (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of joint ventures [line items]
Beginning balance		R$ 10,936,663
Equity income		(92,179)		R$ 4,590,631		R$ 583,001
Ending balance		11,221,356		R$ 10,936,663
Reorganization [Member]
Disclosure of joint ventures [line items]
Shares issued by the joint venture				1,447,807,814
Investor's shares				105,246,282
Ownership percentage (directly and indirectly)				6.00%
Beginning balance		7,241,794
Equity income	[1]			4,215,116
Other comprehensive (losses) income				(73,416)
Interest on equity				(122,480)
Corporate reorganization				3,204,832
Dividends				17,742
Ending balance				R$ 7,241,794
Raizen Combustiveis S A [member] | Before Reorganization [Member]
Disclosure of joint ventures [line items]
Shares issued by the joint venture				1,661,418,472
Investor's shares				830,709,236
Ownership percentage (directly and indirectly)				50.00%
Beginning balance		3,694,869		R$ 3,847,506
Equity income	[1]			448,124
Other comprehensive (losses) income				215,787
Interest on equity				(100,318)
Corporate reorganization
Dividends				(716,230)
Ending balance				R$ 3,694,869		3,847,506
Raizen Energia S A [member] | Before Reorganization [Member]
Disclosure of joint ventures [line items]
Shares issued by the joint venture				7,243,283,198
Investor's shares				3,621,641,599
Ownership percentage (directly and indirectly)				50.00%
Beginning balance				R$ 4,140,702
Equity income	[1]			(72,609)
Other comprehensive (losses) income				(491,548)
Interest on equity
Corporate reorganization				(3,204,832)
Dividends				(371,713)
Ending balance						4,140,702
Raizen S A [Member]
Disclosure of joint ventures [line items]
Shares issued by the joint venture		10,352,509,484		10,352,509,484
Investor's shares		4,557,597,117		4,557,597,117
Ownership percentage (directly and indirectly)		33.63%		44.02%
Beginning balance		R$ 10,936,663		R$ 7,988,208
Equity income		(92,179)		4,590,631	[1]
Asset valuation adjustment		1,053,226
Other comprehensive (losses) income				(349,177)
Interest on equity				(222,798)
Corporate reorganization
Dividends		(676,354)	[2]	(1,070,201)
Ending balance		R$ 11,221,356		R$ 10,936,663		R$ 7,988,208

[1]	As disclosed in Note 1.2, the conclusion of Raízen’s IPO and the acquisition of Biosev resulted in two capitalizations in Raízen’s equity of R$6,599,987 and R$2,347,281, respectively. Such capitalizations resulted in a dilution of Cosan S.A.’s interest in Raízen without the loss of shared control, keeping the investment classified as a joint venture.
[2]	Amount proposed and allocated within this period. During the year ended December 31, 2022, previously allocated dividends and interest on equity were paid, totaling R$517,233 and R$657,538 were constituted and paid within the year, totaling R$1,174,771.